Income Tax - Schedule of Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory income tax rate	27.90%	27.90%	27.90%
Effective income tax rate	23.10%	23.80%	19.00%